Retirement And Pension Plans	12 Months Ended
Mar. 31, 2013
Retirement And Pension Plans

10. RETIREMENT AND PENSION PLANS

The parent company and most subsidiaries mainly in Japan have defined benefit pension plans and/or severance indemnity plans covering substantially all of their employees. In the parent company and certain subsidiaries, employees who terminate their employment have the option to receive benefits in the form of a lump-sum payment or annuity payments from defined benefit pension plans. The benefits are mainly calculated based on accumulated “points” under the point-based benefits system. The “points” consist of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee.

Certain subsidiaries have defined contribution pension plans covering most of their employees.

Funded Status

The following table presents the funded status and the amounts recognized in the consolidated balance sheets:

(¥ in millions)
At March 31:	2013	2012
Funded status:
Benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Funded status-net	¥(28,752)	¥(41,882)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(28,752)	¥(41,882)
Prepaid expenses for benefit plans, included in other assets	—	—

Amounts recognized in the consolidated balance sheets-net	¥(28,752)	¥(41,882)

The following table presents the amounts recognized in accumulated other comprehensive income (loss), before tax:

(¥ in millions)
At March 31:	2013	2012
Actuarial loss	¥(29,740)	¥(39,794)
Prior service benefit	2,012	2,820

Total recognized in accumulated other comprehensive income (loss), before tax	¥(27,728)	¥(36,974)

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2013	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥190,257	¥180,868
Fair value of plan assets	161,505	138,986

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥183,707	¥175,419
Fair value of plan assets	156,934	135,314

Benefit Obligations

The following table presents the changes in benefit obligations, the balances of accumulated benefit obligations, and the weighted-average assumptions used in calculating benefit obligation:

(¥ in millions)
	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥180,868	¥165,637
Service cost	6,837	6,584
Interest cost	3,671	3,589
Actuarial loss	9,992	11,979
Benefits paid (lump-sum payments)	(7,801)	(7,444)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	342	5,464
Foreign currency exchange rate changes	920	(448)

Benefit obligations at end of year	¥190,257	¥180,868

Accumulated benefit obligations at March 31	¥187,482	¥178,525

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	1.7%	2.2%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2013	2012
Fair value of plan assets at beginning of year	¥138,986	¥130,437
Actual return on plan assets	17,474	1,933
Employer contributions	13,560	13,741
Benefits paid (lump-sum payments)	(4,754)	(5,048)
Benefits paid (annuity payments)	(4,572)	(4,493)
Addition from acquisition	53	2,672
Foreign currency exchange rate changes	758	(256)

Fair value of plan assets at end of year	¥161,505	¥138,986

The Company’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which the Company considers permissible. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The Company’s target allocation is 33% equity securities, 48% debt securities, and 19% other investment vehicles, mainly consisting of cash and short-term investments and the general accounts of insurance companies.

A large portion of the plan assets is managed by trust banks and investment advisors. Those fund managers are bound by the Company’s plan asset management guidelines which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management, and are measured against specific benchmarks.

To measure the performance of the plan asset management, the Company establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table presents the fair value of plan assets by category:

(¥ in millions)
At March 31	Level 1	Level 2	Level 3	Total
2013:
Equity securities:
Financial institutions (Japanese companies)	¥7,712	¥—	¥—	¥7,712
Other industries (Japanese companies)	5,682	—	—	5,682
Pooled funds (Japanese companies) *1	—	17,505	—	17,505
Pooled funds (foreign companies) *1	—	27,740	—	27,740
Debt securities:
Pooled funds (Japanese issuers) *2	—	57,210	—	57,210
Pooled funds (foreign issuers) *3	—	17,136	—	17,136
Cash and short-term investments	1,183	2,138	—	3,321
General accounts of insurance company	—	24,284	—	24,284
Other assets *4	—	753	162	915

Fair value of plan assets	¥14,577	¥146,766	¥162	¥161,505

2012:
Equity securities:
Financial institutions (Japanese companies)	¥5,448	¥—	¥—	¥5,448
Other industries (Japanese companies)	4,723	—	—	4,723
Pooled funds (Japanese companies) *1	—	14,030	—	14,030
Pooled funds (foreign companies) *1	—	22,203	—	22,203
Debt securities:
Pooled funds (Japanese issuers) *2	—	50,604	—	50,604
Pooled funds (foreign issuers) *3	—	13,638	—	13,638
Cash and short-term investments	1,166	1,526	—	2,692
General accounts of insurance company	—	25,293	—	25,293
Other assets *4	—	186	169	355

Fair value of plan assets	¥11,337	¥127,480	¥169	¥138,986

*1	These funds are invested in listed equity securities.
*2

These funds are invested in approximately 89% Japanese government and municipal bonds and 11% Japanese corporate bonds at March 31, 2013, and 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012.

*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Plan assets are categorized by level based on the inputs used to measure the fair value of each asset.

The equity securities of financial institutions and other industries are valued at the closing price reported on the stock exchange on which the individual securities are traded. Pooled funds and the general accounts of insurance company are typically valued using the net asset value per share (“NAV”) provided by the administrator of the fund or insurance company. The NAV is based on the value of the underlying assets owned by the fund or insurance company, minus liabilities and divided by the number of shares or units outstanding. Cash and short-term investments are valued at their cost plus imputed interest. These assets were classified as Level 1 or Level 2, depending on availability of quoted market prices.

The ending balance of, and the change in, the other assets categorized as Level 3 were not material for the year ended March 31, 2013 and 2012.

Net Periodic Benefit Cost

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Net periodic benefit cost:
Service cost	¥6,837	¥6,584	¥6,117
Interest cost	3,671	3,589	3,315
Expected return on plan assets	(3,362)	(2,657)	(2,585)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	6,177	693	472

Total	¥12,515	¥7,401	¥6,511

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.2%	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Amortization of actuarial loss of ¥6,177 million for the year ended March 31, 2013 included net actuarial loss in excess of 20% of the benefit obligation, which arose mainly due to the decline in the discount rates.

The expected long-term rate of return on plan assets is determined after considering several applicable factors including the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, the Company’s principal policy for plan asset management, and forecasted market conditions.

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Actuarial gain (loss) recognized in other comprehensive income	¥4,317	¥(12,529)	¥(4,602)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	6,177	693	472

Net recognized in other comprehensive income (loss), before tax	¥9,686	¥(12,644)	¥(4,938)

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2014:

(¥ in millions)
Prior service benefit	¥(761)
Actuarial loss	990

Expected Cash Flows

The Company estimates contributions to its defined benefit pension plans for the year ending March 31, 2014, to be approximately ¥14,000 million.

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2014	¥12,732
2015	12,483
2016	12,202
2017	12,519
2018	11,162
2019-2023	50,931

Defined Contribution Pension Plans

Costs recognized for defined contribution pension plans for the years ended March 31, 2013, 2012, 2011 were ¥1,266 million, ¥877 million, and ¥939 million, respectively.